Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000087423 [Member] | GoTo Gojek Tokopedia Tbk PT [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000087423 [Member] | Bank Rakyat Indonesia Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[1]
C000087423 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[1]
C000087423 [Member] | Telkom Indonesia Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
C000087423 [Member] | Amman Mineral Internasional PT [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
C000087423 [Member] | Astra International Tbk PT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000087423 [Member] | Bank Negara Indonesia Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
C000087423 [Member] | Dian Swastatika Sentosa Tbk PT [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000087423 [Member] | Chandra Asri Pacific Tbk PT [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
C000087423 [Member] | Bank Central Asia Tbk PT [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[1]
C000087423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
C000087423 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[1]
C000087423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000087423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%	[1]
C000087423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
C000087423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000087423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
C000087423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[1]
C000087423 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000087423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000232534 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[2]
C000232534 [Member] | Kuaishou Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[2]
C000232534 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[2]
C000232534 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
C000232534 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
C000232534 [Member] | JD com Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
C000232534 [Member] | Lenovo Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000232534 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000232534 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
C000232534 [Member] | Baidu Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
C000232534 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[2]
C000232534 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[2]
C000232534 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[2]
C000232534 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%	[2]
C000232534 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
C000247094 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[3],[4]
C000247094 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[3]
C000247094 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[3]
C000247094 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[3]
C000247094 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[3]
C000247094 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%	[3]
C000247094 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000247094 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[3]
C000247094 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[3]
C000247094 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
C000247094 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[3]
C000247094 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[3]
C000247094 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.40%	[3]
C000247094 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.10%	[3]
C000247094 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.10%	[3]
C000247094 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000247094 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%	[3]
C000247094 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.70%	[3]
C000247094 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.10%	[3]
C000247094 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	13.30%	[3]
C000247094 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.60%	[3]
C000247094 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.30%	[3]
C000168438 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[5],[6]
C000168438 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[5]
C000168438 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[5]
C000168438 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[5]
C000168438 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[5]
C000168438 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[5]
C000168438 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000168438 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[5]
C000168438 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[5]
C000168438 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.30%	[5]
C000168438 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
C000168438 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.30%	[5]
C000168438 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.90%	[5]
C000168438 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.10%	[5]
C000168438 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.30%	[5]
C000168438 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%	[5]
C000168438 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	26.70%	[5]
C000168438 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	20.10%	[5]
C000168438 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.90%	[5]
C000141929 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[7],[8]
C000141929 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[7],[8]
C000141929 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[7],[8]
C000141929 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[7],[8]
C000141929 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[7],[8]
C000141929 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[7],[8]
C000141929 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[7],[8]
C000141929 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[7],[8]
C000141929 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[7],[8]
C000141929 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[7],[8]
C000141929 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[7],[8]
C000141929 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000141929 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000141929 [Member] | Forward foreign currency exchange contracts net cumulative depreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000141929 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000133234 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[9],[10]
C000133234 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[9],[10]
C000133234 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%	[9],[10]
C000133234 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[9],[10]
C000133234 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[9],[10]
C000133234 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9],[10]
C000133234 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[9],[10]
C000133234 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9],[10]
C000133234 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[9],[10]
C000133234 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[9],[10]
C000133234 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[9],[10]
C000133234 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000133234 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.90%)
C000133234 [Member] | Forward foreign currency exchange contracts net cumulative depreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000133234 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000106878 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[11]
C000106878 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[11]
C000106878 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[11]
C000106878 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[11]
C000106878 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[11]
C000106878 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[11]
C000106878 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[11]
C000106878 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
C000106878 [Member] | Larsen And Toubro Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
C000106878 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
C000106878 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[11]
C000106878 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[11]
C000106878 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[11]
C000106878 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[11]
C000106878 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[11]
C000106878 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[11]
C000106878 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[11]
C000106878 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[11]
C000106878 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[11]
C000106878 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[11]
C000106878 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[11]
C000087875 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[12]
C000087875 [Member] | BDO Unibank Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[12]
C000087875 [Member] | SM Prime Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[12]
C000087875 [Member] | SM Investments Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[12]
C000087875 [Member] | Manila Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[12]
C000087875 [Member] | Metropolitan Bank And Trust Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[12]
C000087875 [Member] | Jollibee Foods Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[12]
C000087875 [Member] | Bank of the Philippine Islands [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[12]
C000087875 [Member] | Ayala Land Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[12]
C000087875 [Member] | PLDT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[12]
C000087875 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[12]
C000087875 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[12]
C000087875 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[12]
C000087875 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[12]
C000087875 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[12]
C000087875 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[12]
C000087875 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[12]
C000087875 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[12]
C000255123 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[13],[14]
C000255123 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[13]
C000255123 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[13]
C000255123 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[13]
C000255123 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[13]
C000255123 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[13]
C000255123 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[13]
C000255123 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13]
C000255123 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[13]
C000255123 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[13]
C000255123 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[13],[15]
C000255123 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[13]
C000255123 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.30%	[13]
C000255123 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%	[13]
C000255123 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.30%	[13]
C000255123 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%	[13]
C000255123 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.30%	[13]
C000255123 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.60%	[13]
C000255123 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.30%	[13]
C000255123 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.40%	[13]
C000255123 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.00%	[13]
C000255123 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.80%	[13]
C000072477 [Member] | Intercorp Financial Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16]
C000072477 [Member] | Triple Flag Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16]
C000072477 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[16]
C000072477 [Member] | Hochschild Mining PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[16]
C000072477 [Member] | MMG Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[16]
C000072477 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16]
C000072477 [Member] | Fortuna Mining Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16]
C000072477 [Member] | Southern Copper Corp [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[16]
C000072477 [Member] | Cia de Minas Buenaventura SAA [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[16]
C000072477 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%	[16]
C000072477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[16]
C000072477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[16]
C000072477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[16]
C000072477 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[16]
C000072477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[16]
C000072477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[16]
C000072477 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%	[16]
C000072477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[16]
C000072477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[16]
C000087424 [Member] | Auckland International Airport Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[17]
C000087424 [Member] | Infratil Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[17]
C000087424 [Member] | Mercury NZ Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[17]
C000087424 [Member] | Spark New Zealand Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[17]
C000087424 [Member] | Meridian Energy Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[17]
C000087424 [Member] | Contact Energy Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[17]
C000087424 [Member] | Fletcher Building Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[17]
C000087424 [Member] | EBOS Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[17]
C000087424 [Member] | Fisher And Paykel Healthcare Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[17]
C000087424 [Member] | Goodman Property Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[17]
C000087424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[17]
C000087424 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[17]
C000087424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[17]
C000087424 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[17]
C000087424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[17]
C000087424 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[17]
C000087424 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[17]
C000087424 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[17]
C000087424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%	[17]
C000140044 [Member] | Abu Dhabi Commercial Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[18]
C000140044 [Member] | Abu Dhabi Islamic Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[18]
C000140044 [Member] | Aldar Properties PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[18]
C000140044 [Member] | ADNOC Drilling Co PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[18]
C000140044 [Member] | Adnoc Gas PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[18]
C000140044 [Member] | First Abu Dhabi Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[18]
C000140044 [Member] | Emirates Telecommunications Group Co PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[18]
C000140044 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[18]
C000140044 [Member] | Dubai Islamic Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[18]
C000140044 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[18]
C000140044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[18]
C000140044 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[18]
C000140044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[18]
C000140044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[18]
C000140044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[18]
C000140044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[18]
C000140044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[18]
C000140044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[18]
C000140044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000140044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[18]
C000140044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18]
C000108740 [Member] | Orkla ASA [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[19]
C000108740 [Member] | Storebrand ASA [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[19]
C000108740 [Member] | Yara International ASA [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[19]
C000108740 [Member] | Telenor ASA [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[19]
C000108740 [Member] | Mowi ASA [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[19]
C000108740 [Member] | Norsk Hydro ASA [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[19]
C000108740 [Member] | Aker BP ASA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[19]
C000108740 [Member] | Equinor ASA [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[19]
C000108740 [Member] | Kongsberg Gruppen ASA [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[19]
C000108740 [Member] | DNB Bank ASA [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[19]
C000108740 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[19]
C000108740 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[19]
C000108740 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[19]
C000108740 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[19]
C000108740 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[19]
C000108740 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%	[19]
C000108740 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[19]
C000108740 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[19]
C000108740 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[19]
C000108740 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[19]
C000087775 [Member] | Allos SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[20]
C000087775 [Member] | Natura Cosmeticos SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[20]
C000087775 [Member] | StoneCo Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[20]
C000087775 [Member] | Lojas Renner SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[20]
C000087775 [Member] | Sendas Distribuidora SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[20]
C000087775 [Member] | Hapvida Participacoes e Investimentos SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[20]
C000087775 [Member] | Inter And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[20]
C000087775 [Member] | Pagseguro Digital Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[20]
C000087775 [Member] | Smartfit Escola de Ginastica e Danca SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[20]
C000087775 [Member] | Multiplan Empreendimentos Imobiliarios SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[20]
C000087775 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[20]
C000087775 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[20]
C000087775 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[20]
C000087775 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[20]
C000087775 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[20]
C000087775 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[20]
C000087775 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[20]
C000087775 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[20]
C000087775 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[20]
C000087775 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[20]
C000106876 [Member] | Max Financial Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[21]
C000106876 [Member] | One 97 Communications Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[21]
C000106876 [Member] | GE Vernova T And D India Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[21]
C000106876 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[21]
C000106876 [Member] | Coforge Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[21]
C000106876 [Member] | Fortis Healthcare Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[21]
C000106876 [Member] | Embassy Office Parks REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[21]
C000106876 [Member] | Laurus Labs Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[21]
C000106876 [Member] | Glenmark Pharmaceuticals Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[21]
C000106876 [Member] | UNO Minda Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[21]
C000106876 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[21]
C000106876 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[21]
C000106876 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%	[21]
C000106876 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[21]
C000106876 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[21]
C000106876 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[21]
C000106876 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[21]
C000106876 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[21]
C000106876 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[21]
C000106876 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[21]
C000106876 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[21]
C000108733 [Member] | Pandora A S [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[22]
C000108733 [Member] | Tryg A S [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[22]
C000108733 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%	[22]
C000108733 [Member] | DSV A S [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[22]
C000108733 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[22]
C000108733 [Member] | Novonesis Novozymes B Class B [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[22]
C000108733 [Member] | Vestas Wind Systems A S [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[22]
C000108733 [Member] | Genmab A S [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[22]
C000108733 [Member] | Carlsberg A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[22]
C000108733 [Member] | Coloplast A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[22]
C000108733 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[22]
C000108733 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[22]
C000108733 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[22]
C000108733 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[22]
C000108733 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[22]
C000108733 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[22]
C000108733 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[22]
C000108733 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[22]
C000108733 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%	[22]
C000098688 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[23]
C000098688 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[23]
C000098688 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[23]
C000098688 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[23]
C000098688 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[23]
C000098688 [Member] | BYD Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[23]
C000098688 [Member] | Ping An Insurance Group Co of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[23]
C000098688 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[23]
C000098688 [Member] | China Construction Bank Corp Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[23]
C000098688 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[23]
C000098688 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%	[23]
C000098688 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[23]
C000098688 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[23]
C000098688 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[23]
C000098688 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[23]
C000098688 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[23]
C000098688 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[23]
C000098688 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[23]
C000098688 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[23]
C000098688 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[23]
C000098688 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[23]
C000087428 [Member] | LPP SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[24]
C000087428 [Member] | CD Projekt SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[24]
C000087428 [Member] | KGHM Polska Miedz SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[24]
C000087428 [Member] | Bank Polska Kasa Opieki SA [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[24]
C000087428 [Member] | Allegro eu SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[24]
C000087428 [Member] | Dino Polska SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[24]
C000087428 [Member] | Santander Bank Polska SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[24]
C000087428 [Member] | ORLEN SA [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[24]
C000087428 [Member] | Powszechny Zaklad Ubezpieczen SA [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[24]
C000087428 [Member] | Powszechna Kasa Oszczednosci Bank Polski SA [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[24]
C000087428 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[24]
C000087428 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[24]
C000087428 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[24]
C000087428 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[24]
C000087428 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%	[24]
C000087428 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[24]
C000087428 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[24]
C000087428 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[24]
C000087428 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[24]
C000087428 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[24]
C000087422 [Member] | Ascentage Pharma Group International [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[25]
C000087422 [Member] | ZhongAn Online P And C Insurance Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[25]
C000087422 [Member] | Ping An Healthcare and Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[25]
C000087422 [Member] | Remegen Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[25]
C000087422 [Member] | Kingsoft Cloud Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[25]
C000087422 [Member] | Kingboard Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[25]
C000087422 [Member] | Zai Lab Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[25]
C000087422 [Member] | China Gold International Resources Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[25]
C000087422 [Member] | Minth Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[25]
C000087422 [Member] | XD Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[25]
C000087422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[25]
C000087422 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[25]
C000087422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[25]
C000087422 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[25]
C000087422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[25]
C000087422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[25]
C000087422 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[25]
C000087422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[25]
C000087422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[25]
C000087422 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[25]
C000087422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%	[25]
C000217590 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[26],[27]
C000217590 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[26]
C000217590 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[26]
C000217590 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[26]
C000217590 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[26]
C000217590 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%	[26]
C000217590 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[26]
C000217590 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[26]
C000217590 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[26]
C000217590 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[26]
C000217590 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[26]
C000217590 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[26]
C000217590 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	13.00%	[26]
C000217590 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	35.10%	[26]
C000217590 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.70%	[26]
C000217590 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.30%	[26]
C000217590 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	6.30%	[26]
C000217590 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.40%	[26]
C000217590 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.80%	[26]
C000217590 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.20%	[26]
C000217590 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.00%	[26]
C000217590 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.40%	[26]
C000219747 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[28],[29]
C000219747 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[28]
C000219747 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[28]
C000219747 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[28]
C000219747 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[28]
C000219747 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.60%	[28]
C000219747 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[28]
C000219747 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[28]
C000219747 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[28]
C000219747 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[28]
C000219747 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[28]
C000219747 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.20%	[28]
C000219747 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.20%	[28]
C000219747 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.60%	[28]
C000219747 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.90%	[28]
C000219747 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.90%	[28]
C000219747 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.80%	[28]
C000219747 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.20%	[28]
C000219747 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.00%	[28]
C000219747 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.90%	[28]
C000219747 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.90%	[28]
C000244564 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[30],[31]
C000244564 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[30]
C000244564 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[30]
C000244564 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[30]
C000244564 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[30]
C000244564 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[30]
C000244564 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[30]
C000244564 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[30]
C000244564 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[30]
C000244564 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[30]
C000244564 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[30]
C000244564 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[30]
C000244564 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	13.90%	[30]
C000244564 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	31.30%	[30]
C000244564 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.00%	[30]
C000244564 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.70%	[30]
C000244564 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.20%	[30]
C000244564 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.90%	[30]
C000244564 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.50%	[30]
C000244564 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.80%	[30]
C000244564 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.80%	[30]
C000244564 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.20%	[30]
C000259095 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[32],[33]
C000259095 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[32]
C000259095 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[32]
C000259095 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[32]
C000259095 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[32]
C000259095 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[32]
C000259095 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[32]
C000259095 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[32]
C000259095 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[32]
C000259095 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[32]
C000259095 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[32]
C000259095 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[32]
C000259095 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%	[32]
C000259095 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.90%	[32]
C000259095 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.60%	[32]
C000259095 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%	[32]
C000259095 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.80%	[32]
C000259095 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.90%	[32]
C000259095 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.20%	[32]
C000259095 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.40%	[32]
C000259095 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.90%	[32]
C000259095 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.40%	[32]
C000219745 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[34],[35]
C000219745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[34]
C000219745 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[34]
C000219745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[34]
C000219745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[34]
C000219745 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%	[34]
C000219745 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[34]
C000219745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[34]
C000219745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[34]
C000219745 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[34]
C000219745 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[34]
C000219745 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	25.10%	[34]
C000219745 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.60%	[34]
C000219745 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	6.10%	[34]
C000219745 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	11.80%	[34]
C000219745 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.50%	[34]
C000219745 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%	[34]
C000219745 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%	[34]
C000219745 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.20%	[34]
C000219745 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.30%	[34]
C000219745 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.60%	[34]
C000244562 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[36],[37]
C000244562 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[36]
C000244562 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[36]
C000244562 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[36]
C000244562 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%	[36]
C000244562 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[36]
C000244562 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[36]
C000244562 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[36]
C000244562 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[36]
C000244562 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[36]
C000244562 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[36]
C000244562 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[36]
C000244562 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	13.40%	[36]
C000244562 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.10%	[36]
C000244562 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.10%	[36]
C000244562 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.50%	[36]
C000244562 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%	[36]
C000244562 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.50%	[36]
C000244562 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%	[36]
C000244562 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.20%	[36]
C000244562 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.30%	[36]
C000244562 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.00%	[36]
C000150700 [Member] | Saudi Basic Industries Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[38]
C000150700 [Member] | Riyad Bank [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[38]
C000150700 [Member] | ACWA Power Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[38]
C000150700 [Member] | Alinma Bank [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[38]
C000150700 [Member] | Saudi Awwal Bank [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[38]
C000150700 [Member] | Saudi Arabian Oil Co [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[38]
C000150700 [Member] | Saudi National Bank The [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[38]
C000150700 [Member] | Saudi Telecom Co [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[38]
C000150700 [Member] | Saudi Arabian Mining Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[38]
C000150700 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[38]
C000150700 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[38]
C000150700 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[38]
C000150700 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[38]
C000150700 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[38]
C000150700 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%	[38]
C000150700 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[38]
C000150700 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[38]
C000150700 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[38]
C000150700 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[38]
C000150700 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[38]
C000150700 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[38]
C000210083 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[39]
C000210083 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[39]
C000210083 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[39]
C000210083 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[39]
C000210083 [Member] | Mitsubishi Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[39]
C000210083 [Member] | Mitsui And Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[39]
C000210083 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[39]
C000210083 [Member] | SoftBank Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[39]
C000210083 [Member] | Honda Motor Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[39]
C000210083 [Member] | SoftBank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[39]
C000210083 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[39]
C000210083 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[39]
C000210083 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[39]
C000210083 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[39]
C000210083 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[39]
C000210083 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[39]
C000210083 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[39]
C000210083 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[39]
C000210083 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[39]
C000210083 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[39]
C000210083 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[39]
C000170246 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[40],[41]
C000170246 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[40]
C000170246 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[40]
C000170246 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[40]
C000170246 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[40]
C000170246 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[40]
C000170246 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[40]
C000170246 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[40]
C000170246 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[40]
C000170246 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[40]
C000170246 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[40]
C000170246 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[40]
C000170246 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%	[40]
C000170246 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.10%	[40]
C000170246 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%	[40]
C000170246 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.40%	[40]
C000170246 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.60%	[40]
C000170246 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.40%	[40]
C000170246 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.10%	[40]
C000170246 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.60%	[40]
C000170246 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.00%	[40]
C000170246 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%	[40]
C000218229 [Member] | Kuwait Finance House KSCP [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[42]
C000218229 [Member] | National Bank of Kuwait SAKP [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[42]
C000218229 [Member] | Mobile Telecommunications Co KSCP [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[42]
C000218229 [Member] | Warba Bank KSCP [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[42]
C000218229 [Member] | Gulf Bank KSCP [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[42]
C000218229 [Member] | Mabanee Co KPSC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[42]
C000218229 [Member] | National Industries Group Holding SAK [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[42]
C000218229 [Member] | Boursa Kuwait Securities Co KPSC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[42]
C000218229 [Member] | Al Ahli Bank of Kuwait KSCP [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[42]
C000218229 [Member] | Commercial Real Estate Co KSC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[42]
C000218229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[42]
C000218229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[42]
C000218229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[42]
C000218229 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	65.40%	[42]
C000218229 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[42]
C000218229 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[42]
C000218229 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[42]
C000218229 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[42]
C000218229 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[42]
C000145378 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[43]
C000145378 [Member] | HSBC Holdings PL [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[43]
C000145378 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[43]
C000145378 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[43]
C000145378 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[43]
C000145378 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[43]
C000145378 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[43]
C000145378 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[43]
C000145378 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[43]
C000145378 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[43]
C000145378 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[43]
C000145378 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[43]
C000145378 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[43]
C000145378 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[43]
C000145378 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[43]
C000145378 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[43]
C000145378 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[43]
C000145378 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[43]
C000145378 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[43]
C000145378 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[43]
C000145378 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[43]
C000140043 [Member] | Al Rayan Bank [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[44]
C000140043 [Member] | Commercial Bank PSQC The [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[44]
C000140043 [Member] | Qatar International Islamic Bank QSC [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[44]
C000140043 [Member] | Qatar Navigation QSC [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[44]
C000140043 [Member] | Ooredoo QPSC [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[44]
C000140043 [Member] | Qatar Fuel QSC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[44]
C000140043 [Member] | Qatar National Bank QPSC [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[44]
C000140043 [Member] | Qatar Islamic Bank QPSC [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[44]
C000140043 [Member] | Industries Qatar QSC [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[44]
C000140043 [Member] | Qatar Gas Transport Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[44]
C000140043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[44]
C000140043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[44]
C000140043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[44]
C000140043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%	[44]
C000140043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[44]
C000140043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[44]
C000140043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[44]
C000140043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[44]
C000140043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[44]
C000140043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[44]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[5]	Excludes money market funds.
[6]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[7]	Excludes money market funds.
[8]	The underlying fund is iShares MSCI Eurozone ETF.
[9]	Excludes money market funds.
[10]	The underlying fund is iShares MSCI Japan ETF.
[11]	Excludes money market funds.
[12]	Excludes money market funds.
[13]	Excludes money market funds.
[14]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[15]	Rounds to less than 0.1%.
[16]	Excludes money market funds.
[17]	Excludes money market funds.
[18]	Excludes money market funds.
[19]	Excludes money market funds.
[20]	Excludes money market funds.
[21]	Excludes money market funds.
[22]	Excludes money market funds.
[23]	Excludes money market funds.
[24]	Excludes money market funds.
[25]	Excludes money market funds.
[26]	Excludes money market funds.
[27]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[28]	Excludes money market funds.
[29]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[30]	Excludes money market funds.
[31]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[32]	Excludes money market funds.
[33]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[34]	Excludes money market funds.
[35]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[36]	Excludes money market funds.
[37]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[38]	Excludes money market funds.
[39]	Excludes money market funds.
[40]	Excludes money market funds.
[41]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[42]	Excludes money market funds.
[43]	Excludes money market funds.
[44]	Excludes money market funds.